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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        HighVista Strategies LLC
Address:     John Hancock Tower, 50th Floor
             200 Clarendon Street
             Boston, MA 02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Chu
Title:  Chief Operating Officer
Phone:  617-406-6500

Signature, Place, and Date of Signing:

      /s/Brian Chu           Boston, Massachusetts         February 11, 2011
-------------------------   ------------------------   -------------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       41

Form 13F Information Table Value Total:  722,277 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1:                         Column 2:     Column 3: Column 4: Column 5:           Column 6: Column 7:        Column 8:
                                                                                                             ---VOTING AUTHORITY---
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    ------------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------  ---------------- ---------- --------- --------- --- ---- ---------- --------- ------- -------- -------
APPLE INC                     COM                37833100      6782    21026  SH       SOLE                   21026
ALCON INC                     COM SHS           H01301102      6762    41384  SH       SOLE                   41384
AIR PRODS & CHEMS INC         COM                 9158106      6645    73066  SH       SOLE                   73066
AIRGAS INC                    COM                 9363102      6672   106828  SH       SOLE                  106828
BAXTER INTL INC               COM                71813109      6771   133763  SH       SOLE                  133763
BECTON DICKINSON & CO         COM                75887109      6747    79829  SH       SOLE                   79829
CAMERON INTERNATIONAL CORP    COM               13342B105      6771   133473  SH       SOLE                  133473
CHECK POINT SOFTWARE TECH LT  ORD               M22465104      6841   147881  SH       SOLE                  147881
C H ROBINSON WORLDWIDE INC    COM NEW           12541W209      6770    84420  SH       SOLE                   84420
COMERICA INC                  *W EXP 11/14/201  200340115      2475   150000  SH       SOLE                  150000
CISCO SYS INC                 COM               17275R102      6741   333238  SH       SOLE                  333238
COGNIZANT TECHNOLOGY SOLUTIO  CL A              192446102      6642    90622  SH       SOLE                   90622
CITRIX SYS INC                COM               177376100      6844   100045  SH       SOLE                  100045
CVS CAREMARK CORPORATION      COM               126650100      6730   193567  SH       SOLE                  193567
DANAHER CORP DEL              COM               235851102      6794   144027  SH       SOLE                  144027
ISHARES TR                    MSCI EMERG MKT    464287234     35033   735348  SH       SOLE                  735348
ISHARES TR                    MSCI EAFE IDX     464287465    245225  4212044  SH       SOLE                 4212044
LAUDER ESTEE COS INC          CL A              518439104      6824    84566  SH       SOLE                   84566
FLOWSERVE CORP                COM               34354P105      6762    56719  SH       SOLE                   56719
GOOGLE INC                    CL A              38259P508      6738    11344  SH       SOLE                   11344
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201  416515120      4332   240000  SH       SOLE                  240000
HEWLETT PACKARD CO            COM               428236103      6801   161549  SH       SOLE                  161549
INTUIT                        COM               461202103      6753   136985  SH       SOLE                  136985
COCA COLA CO                  COM               191216100      6776   103033  SH       SOLE                  103033
LABORATORY CORP AMER HLDGS    COM NEW           50540R409      6728    76524  SH       SOLE                   76524
LINCOLN NATL CORP IND         *W EXP 07/10/201  534187117      4529   230000  SH       SOLE                  230000
MASTERCARD INC                CL A              57636Q104      6727    30017  SH       SOLE                   30017
MEDCO HEALTH SOLUTIONS INC    COM               58405U102      6805   111063  SH       SOLE                  111063
MICROSOFT CORP                COM               594918104      6825   244546  SH       SOLE                  244546
ORACLE CORP                   COM               68389X105      6819   217871  SH       SOLE                  217871
PFIZER INC                    COM               717081103      6767   386487  SH       SOLE                  386487
PALL CORP                     COM               696429307      6781   136764  SH       SOLE                  136764
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121      1429    99000  SH       SOLE                   99000
QUALCOMM INC                  COM               747525103      6804   137482  SH       SOLE                  137482
STAPLES INC                   COM               855030102      6785   297978  SH       SOLE                  297978
STANLEY BLACK & DECKER INC    COM               854502101      6756   101038  SH       SOLE                  101038
ISHARES TR                    BARCLYS TIPS BD   464287176      2150    20000  SH       SOLE                   20000
UNITEDHEALTH GROUP INC        COM               91324P102      6792   188079  SH       SOLE                  188079
VIACOM INC NEW                CL B              92553P201      6629   167357  SH       SOLE                  167357
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF       922042858    203951  4236092  SH       SOLE                 4236092
WELLPOINT INC                 COM               94973V107      6769   119054  SH       SOLE                  119054
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